Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 10, 2020
Amendment Flag	dei_AmendmentFlag	false